Schedule of Investments (unaudited)
October 31, 2025
iShares® MSCI EAFE Min Vol Factor ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 4.4%
Brambles Ltd.	1,311,024	$21,303,571
Cochlear Ltd.	40,341	7,573,611
Coles Group Ltd.	1,742,877	25,136,736
Commonwealth Bank of Australia	234,884	26,355,158
CSL Ltd.	120,694	14,065,232
Insurance Australia Group Ltd.	2,326,435	11,959,826
Lottery Corp. Ltd. (The)	2,584,738	9,297,344
Medibank Pvt Ltd.	10,241,948	32,687,068
Origin Energy Ltd.	1,212,699	9,718,351
QBE Insurance Group Ltd.	466,558	6,053,391
Sigma Healthcare Ltd.(a)	1,375,188	2,795,845
Telstra Group Ltd.	1,929,548	6,164,588
Transurban Group	2,637,017	24,950,640
Washington H Soul Pattinson & Co. Ltd.	393,387	9,666,018
Wesfarmers Ltd.	270,277	14,834,411
Woolworths Group Ltd.	211,297	3,925,686
		226,487,476
Austria — 0.2%
OMV AG	107,532	5,886,960
Verbund AG	58,144	4,487,565
		10,374,525
Belgium — 2.1%
Anheuser-Busch InBev SA	390,563	23,815,438
Argenx SE(b)	32,375	26,497,872
Groupe Bruxelles Lambert NV	412,644	36,267,501
UCB SA	90,487	23,268,004
		109,848,815
China — 0.1%
Wharf Holdings Ltd. (The)	2,176,000	5,718,247
Denmark — 0.9%
Carlsberg A/S, Class B	21,946	2,580,400
Coloplast A/S, Class B	128,461	11,618,578
Danske Bank A/S	126,612	5,658,695
Novo Nordisk A/S, Class B	89,101	4,386,591
Tryg A/S	968,526	23,873,180
		48,117,444
Finland — 2.4%
Elisa OYJ	579,777	25,547,411
Kone OYJ, Class B	294,332	19,665,213
Nokia OYJ	827,535	5,644,862
Orion OYJ, Class B	48,869	3,412,666
Sampo OYJ, Class A	6,078,619	67,754,280
		122,024,432
France — 6.5%
Air Liquide SA	190,100	36,791,739
BioMerieux	47,623	6,131,491
Carrefour SA	174,162	2,623,044
Danone SA	566,004	49,987,560
Engie SA	132,418	3,100,296
EssilorLuxottica SA	40,302	14,759,343
Euronext NV(c)	18,648	2,665,018
Getlink SE	379,313	6,923,683
L'Oreal SA	6,682	2,788,474
Orange SA	4,622,566	73,944,251
Sanofi SA	619,698	62,690,372
Thales SA	45,677	13,024,924
TotalEnergies SE	988,858	61,739,370
		337,169,565
Security	Shares	Value
Germany — 4.9%
Allianz SE, Registered	15,818	$6,356,330
Beiersdorf AG	235,515	24,967,891
Covestro AG, NVS(b)	334,936	23,395,478
Deutsche Boerse AG	103,432	26,193,116
Deutsche Telekom AG, Registered	1,578,476	48,893,564
E.ON SE	1,191,698	22,173,181
Hannover Rueck SE	27,647	7,892,623
Merck KGaA	46,324	6,068,147
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	37,733	23,345,176
QIAGEN NV	625,255	29,430,791
Rheinmetall AG	1,407	2,765,858
SAP SE	103,972	27,040,243
Symrise AG, Class A	51,265	4,239,564
		252,761,962
Hong Kong — 6.3%
AIA Group Ltd.	889,400	8,654,511
BOC Hong Kong Holdings Ltd.	12,380,000	60,831,827
CK Infrastructure Holdings Ltd.	3,260,000	21,204,198
CLP Holdings Ltd.	5,825,500	49,687,814
Hang Seng Bank Ltd.	2,138,700	41,693,840
HKT Trust & HKT Ltd., Class SS	20,403,349	29,792,392
Hong Kong & China Gas Co. Ltd.	24,306,799	22,621,168
Jardine Matheson Holdings Ltd.	121,300	7,122,078
MTR Corp. Ltd.(a)	2,952,248	10,830,877
Power Assets Holdings Ltd.	7,164,000	45,511,039
Sino Land Co. Ltd.	5,582,000	6,933,599
Sun Hung Kai Properties Ltd.	204,000	2,482,432
Swire Pacific Ltd., Class A	1,895,000	15,651,411
WH Group Ltd.(c)	4,276,000	4,113,155
		327,130,341
Ireland — 0.6%
AIB Group PLC	1,156,065	10,654,672
Kerry Group PLC, Class A	178,272	16,262,464
Ryanair Holdings PLC	217,348	6,580,343
		33,497,479
Israel — 3.1%
Bank Hapoalim BM	2,218,789	45,002,938
Bank Leumi Le-Israel BM	1,514,914	30,746,646
Check Point Software Technologies Ltd.(a)(b)	134,808	26,379,229
Elbit Systems Ltd.	39,084	18,513,251
ICL Group Ltd.	807,334	5,288,432
Isracard Ltd.	1	4
Israel Discount Bank Ltd., Class A	1,442,985	14,420,879
Mizrahi Tefahot Bank Ltd.	333,120	21,658,648
		162,010,027
Italy — 3.1%
Enel SpA	719,142	7,274,666
Eni SpA	3,287,302	60,616,117
Ferrari NV	74,710	29,918,398
Generali	349,773	13,464,822
Leonardo SpA	85,673	5,040,544
Recordati Industria Chimica e Farmaceutica SpA	42,839	2,549,852
Snam SpA	2,844,082	17,541,203
Terna - Rete Elettrica Nazionale	1,244,205	12,758,169
UniCredit SpA	126,791	9,388,446
		158,552,217
Japan — 25.9%
Aeon Co. Ltd.	1,524,600	24,114,143
ANA Holdings Inc.	863,200	16,178,257
Astellas Pharma Inc.	2,494,400	26,110,449

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI EAFE Min Vol Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Bandai Namco Holdings Inc.	110,700	$3,445,248
Bridgestone Corp.	611,200	26,682,011
Canon Inc.	979,000	28,114,746
Central Japan Railway Co.	1,655,600	40,531,923
Chubu Electric Power Co. Inc.	1,044,900	14,530,123
Chugai Pharmaceutical Co. Ltd.	272,800	12,485,436
Dai Nippon Printing Co. Ltd.	326,800	5,454,414
Daito Trust Construction Co. Ltd.	1,582,500	29,586,508
Daiwa House Industry Co. Ltd.	679,700	23,060,894
East Japan Railway Co.	2,292,400	55,991,851
Fast Retailing Co. Ltd.	75,300	27,644,116
FUJIFILM Holdings Corp.	210,700	4,883,327
Fujitsu Ltd.	534,000	13,916,274
Hankyu Hanshin Holdings Inc.	228,400	6,133,446
Idemitsu Kosan Co. Ltd.	816,600	5,678,433
Inpex Corp.	204,200	3,767,923
ITOCHU Corp.	138,400	8,016,578
Japan Airlines Co. Ltd.	577,500	10,403,891
Japan Post Bank Co. Ltd.	3,118,500	34,943,036
Japan Post Holdings Co. Ltd.	755,300	7,077,954
Japan Tobacco Inc.	1,344,700	46,839,778
Kao Corp.	898,400	38,019,953
KDDI Corp.	3,268,100	52,094,654
Kirin Holdings Co. Ltd.	955,500	13,436,928
Kobe Bussan Co. Ltd.	571,600	13,263,465
Kyowa Kirin Co. Ltd.	688,600	10,662,307
MEIJI Holdings Co. Ltd.	1,074,600	20,685,990
Mitsubishi Corp.	790,800	18,989,203
Mitsubishi HC Capital Inc.	1,128,500	8,827,881
Mitsubishi UFJ Financial Group Inc.	280,900	4,243,070
Mitsui OSK Lines Ltd.	187,900	5,582,812
MonotaRO Co. Ltd.	142,200	1,983,989
NEC Corp.	468,200	17,005,041
Nippon Building Fund Inc.	33,740	31,132,490
Nissin Foods Holdings Co. Ltd.	406,500	7,338,077
Nitori Holdings Co. Ltd.	904,900	14,661,365
Nomura Research Institute Ltd.	342,300	13,217,247
NTT Inc.	36,903,700	37,983,267
Obayashi Corp.	440,800	7,457,208
Obic Co. Ltd.	1,073,500	33,301,120
Oracle Corp./Japan	207,400	19,120,170
Oriental Land Co. Ltd./Japan	345,200	6,986,043
Osaka Gas Co. Ltd.	752,900	23,689,881
Otsuka Corp.	1,228,200	24,281,588
Otsuka Holdings Co. Ltd.	556,100	30,265,181
Pan Pacific International Holdings Corp.	2,814,800	16,744,141
Ryohin Keikaku Co. Ltd.	772,900	15,893,324
SCSK Corp.	806,300	29,628,796
Secom Co. Ltd.	1,822,800	61,619,398
Sekisui Chemical Co. Ltd.	718,400	12,445,765
SG Holdings Co. Ltd.	1,554,100	14,284,489
Shionogi & Co. Ltd.	2,404,100	40,322,995
SoftBank Corp.	41,890,100	59,525,747
Suntory Beverage & Food Ltd.	473,600	14,335,713
Takeda Pharmaceutical Co. Ltd.	2,061,000	55,621,224
TIS Inc.	776,700	26,757,959
Tokyo Gas Co. Ltd.	264,600	9,285,919
Tokyu Corp.	1,234,900	13,741,981
Unicharm Corp.	397,000	2,456,294
West Japan Railway Co.	958,900	19,707,428
Yakult Honsha Co. Ltd.	461,200	6,904,536
Zensho Holdings Co. Ltd.	54,300	3,381,045
Security	Shares	Value
Japan (continued)
ZOZO Inc.	942,200	$8,144,856
		1,340,621,299
Netherlands — 3.3%
Coca-Cola Europacific Partners PLC	97,227	8,636,674
Heineken NV	148,664	11,511,396
Koninklijke Ahold Delhaize NV	1,764,778	72,233,429
Koninklijke KPN NV	11,359,650	52,566,339
Wolters Kluwer NV	198,512	24,334,700
		169,282,538
New Zealand — 0.6%
Auckland International Airport Ltd.	2,146,965	9,992,419
Fisher & Paykel Healthcare Corp. Ltd.	369,265	7,839,671
Infratil Ltd.	1,152,159	8,143,487
Meridian Energy Ltd.	919,676	3,113,445
		29,089,022
Norway — 1.3%
Equinor ASA	2,152,367	51,551,972
Kongsberg Gruppen ASA	306,085	7,803,110
Telenor ASA	216,074	3,213,352
Yara International ASA	103,848	3,783,400
		66,351,834
Portugal — 0.7%
Banco Comercial Portugues SA, Class R	2,894,820	2,555,263
Galp Energia SGPS SA	1,183,853	23,784,873
Jeronimo Martins SGPS SA	281,490	7,249,780
		33,589,916
Singapore — 5.5%
DBS Group Holdings Ltd.	1,844,940	76,385,134
Genting Singapore Ltd.(a)	13,852,800	7,765,167
Oversea-Chinese Banking Corp. Ltd.	3,342,599	43,725,866
Singapore Airlines Ltd.	2,505,300	12,753,270
Singapore Exchange Ltd.	4,179,619	54,232,862
Singapore Technologies Engineering Ltd.	4,793,200	31,227,971
Singapore Telecommunications Ltd.	5,441,400	17,761,000
United Overseas Bank Ltd.	1,480,800	39,385,506
		283,236,776
Spain — 4.7%
Aena SME SA(c)	813,264	22,089,200
CaixaBank SA	2,213,401	23,395,086
Endesa SA	441,683	15,828,104
Iberdrola SA	3,717,058	75,330,790
Industria de Diseno Textil SA	927,037	51,191,339
Redeia Corp. SA	2,041,379	36,748,627
Repsol SA	845,318	15,511,039
Telefonica SA	528,810	2,681,687
		242,775,872
Sweden — 0.4%
Nordea Bank Abp	1,263,540	21,615,130
Switzerland — 11.4%
Alcon AG	41,491	3,092,531
Amrize Ltd.(b)	106,200	5,495,415
Baloise Holding AG, Registered	82,615	20,516,694
Banque Cantonale Vaudoise, Registered	162,163	18,828,193
BKW AG	109,002	24,395,459
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	517	7,947,500
Chocoladefabriken Lindt & Spruengli AG, Registered	182	27,879,729
EMS-Chemie Holding AG, Registered	5,600	3,835,608
Givaudan SA, Registered	4,416	18,090,792

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI EAFE Min Vol Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Switzerland (continued)
Helvetia Holding AG, Registered	66,276	$16,285,917
Holcim AG	107,270	9,536,432
Kuehne + Nagel International AG, Registered	48,897	9,380,723
Nestle SA, Registered	575,713	55,008,480
Novartis AG, Registered	636,057	78,719,468
Roche Holding AG, Bearer	36,403	12,350,208
Roche Holding AG, NVS	37,360	12,101,658
Schindler Holding AG, Registered	112,797	38,129,881
SGS SA	108,784	12,267,549
Swiss Prime Site AG, Registered	337,424	47,962,425
Swiss Re AG	70,019	12,785,605
Swisscom AG, Registered	107,726	78,911,740
Zurich Insurance Group AG	106,115	73,799,907
		587,321,914
United Kingdom — 10.7%
Admiral Group PLC	194,955	8,394,216
AstraZeneca PLC	223,325	36,837,130
BAE Systems PLC	1,989,002	48,996,018
BP PLC	1,910,635	11,194,043
British American Tobacco PLC	609,182	31,199,557
CK Hutchison Holdings Ltd.	413,000	2,738,798
Compass Group PLC	1,083,249	35,855,349
GSK PLC	2,714,083	63,546,015
Haleon PLC	6,845,155	31,831,537
Imperial Brands PLC	112,244	4,459,935
London Stock Exchange Group PLC	123,765	15,424,371
National Grid PLC	1,648,931	24,724,239
Next PLC	29,524	5,547,266
Pearson PLC	1,370,225	19,070,813
RELX PLC	895,725	39,587,799
Sage Group PLC (The)	531,087	8,027,575
Shell PLC	1,907,717	71,519,179
Security	Shares	Value
United Kingdom (continued)
Tesco PLC	3,916,108	$23,632,424
Unilever PLC	1,158,420	69,510,208
		552,096,472
Total Long-Term Investments — 99.1% (Cost: $4,484,243,927)		5,119,673,303
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(d)(e)(f)	12,547,989	12,554,263
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(d)(e)	990,000	990,000
Total Short-Term Securities — 0.2% (Cost: $13,544,009)		13,544,263
Total Investments — 99.3% (Cost: $4,497,787,936)		5,133,217,566
Other Assets Less Liabilities — 0.7%		34,342,385
Net Assets — 100.0%		$5,167,559,951

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,732,324	$9,817,674 (a)	$—	$4,011	$254	$12,554,263	12,547,989	$17,983 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	970,000	20,000 (a)	—	—	—	990,000	990,000	8,489	—
				$4,011	$254	$13,544,263		$26,472	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI EAFE Min Vol Factor ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	60	12/11/25	$12,963	$709,123
SPI 200 Index	61	12/18/25	8,872	(6,866)
Euro STOXX 50 Index	125	12/19/25	8,168	271,427
FTSE 100 Index	54	12/19/25	6,926	281,147
2-Year U.S. Treasury Note	45	12/31/25	9,373	(2,027)
				$1,252,804
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$223,797,429	$4,895,875,874	$—	$5,119,673,303
Short-Term Securities
Money Market Funds	13,544,263	—	—	13,544,263
	$237,341,692	$4,895,875,874	$—	$5,133,217,566
Derivative Financial Instruments(a)
Assets
Equity Contracts	$271,427	$990,270	$—	$1,261,697
Liabilities
Interest Rate Contracts	(2,027)	—	—	(2,027)
Equity Contracts	(6,866)	—	—	(6,866)
	$262,534	$990,270	$—	$1,252,804

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares